Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of property and equipment, net

	December 31,
	2024	2023
Computer and office equipment	$—	$239
Furniture and fixtures	—	596
Leasehold improvements	—	4,154
	$—	$4,989
Less accumulated depreciation and amortization	—	(1,667)
Property and equipment, net	$—	$3,322